Net Income Per Ordinary Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Net Income Per Ordinary Share	Net Income Per Ordinary Share
Basic net income per ordinary share has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares.

There is no difference in net income used for basic and diluted net income per ordinary share.

The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Year ended December 31,
	2025	2024	2023
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	78,423,675	82,482,764	82,101,813
Effect of dilutive share options and other awards outstanding under share based compensation programs	541,710	549,660	615,827
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	78,965,385	83,032,424	82,717,640

	Year ended December 31,
	2025	2024 (As Restated)	2023 (As Restated)
Net income per ordinary share:
Basic	$2.92	$8.96	$6.75
Diluted	$2.90	$8.90	$6.70